Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary Of Components Of Income Tax Expense Benefit
The income tax expense (benefit) consisted of the following (
in thousands
):

	Year Ended December 31
	2022	2021
Current income taxes:
Federal	$2,746	$—
State and local	3,045	2,399

Total current tax	5,791	2,399
Deferred income taxes:
Federal	25,704	(54,210)
State and local	1,597	(6,762)

Total deferred tax	27,301	(60,972)

Income tax (benefit) expense	$33,092	$(58,573)

Summary Of Effective Income Tax Rate Reconciliation
The effective tax rates on continuing operations for the years ended December 31, 2022 and 2021, were 24.3% and (47.8)% respectively. The tax rate reconciliation is as follows (
in thousands
):

	Years Ended December 31,
	2022	2021
Income before income taxes .	$139,357	$122,390
Tax at Federal Statutory Rate . . . . . . . . . . . . . . . . . . . . . .	29,265	25,702
State, Net of Federal Benefit .	3,664	(761)
Non-deductible expenses .	163	93
Change in valuation allowance	—	(83,607)

Income tax (benefit) expense	$33,092	$(58,573)

Summary Of Components Of Deferred Tax Assets And Liabilities
The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows (
in thousands
):

	Years Ended December 31,
	2022	2021
Deferred tax assets:
Net operating losses	$450,543	$433,804
Interest expense carryforward	31,285	—
Other assets	—	233

Total gross deferred tax assets	481,828	434,037
Valuation allowance	—	—

Total deferred tax assets, net of valuation allowance	481,828	434,037

Deferred tax liabilities:
Investment in subsidiaries	(538,983)	(463,676)

Total gross deferred tax liabilities	(538,983)	(463,676)

Net deferred tax liabilities	$(57,155)	$(29,639)